The Savannah Bancorp, Inc. (Parent Company Only) Financial Information ($ in thousands)	12 Months Ended
Dec. 31, 2011
The Savannah Bancorp, Inc. (Parent Company Only) Financial Information ($ in thousands) [Abstract]
The Savannah Bancorp, Inc. (Parent Company Only) Financial Information ($ in thousands)
Note 22 - The Savannah Bancorp, Inc. (Parent Company Only) Financial Information   ($ in thousands)

The following are condensed balance sheets of the Parent			The cash flows of the Parent Company are shown below for
Company at December 31, 2011 and 2010:			the three years ended December 31:

	2011	2010		2011	2010	2009
Assets			Operating activities
Cash on deposit	$ 15	$ 60	Net income (loss)	$ (2,172)	$ (3,989)	$ 929
Interest-bearing deposits	917	1,542	Adjustments to reconcile net
Investment in subsidiaries	90,822	92,031	income (loss) to cash provided
Premises and equipment	509	554	by operating activities:
Investment in nonconsolidated			Distributions in excess of
subsidiary	940	905	earnings of subsidiaries	3,332	4,478	2,529
Other assets	3,017	2,625	Depreciation	277	343	449
Total assets	$ 96,220	$ 97,717	Gain on sale of partnership interest	-	(255)	-
Liabilities			Non cash stock-based
Subordinated debt	$ 10,310	$ 10,310	compensation expense	20	79	144
Other liabilities	1,780	1,604	Change in other assets and
Total liabilities	12,090	11,914	liabilities, net	(252)	(601)	(477)
Shareholders' equity			Net cash provided by
Common stock	7,201	7,201	operating activities	1,205	55	3,574
Additional paid-in capital	48,656	48,634
Retained earnings	27,103	29,275	Investing activities
Treasury stock	(1)	(1)	Proceeds from sale of
Accumulated other			partnership interest	-	694	-
comprehensive income, net	1,171	694	Purchase of equipment and
Total shareholders' equity	84,130	85,803	software	(232)	(65)	(108)
Total liabilities and equity	$ 96,220	$ 97,717	Capital contribution to
			consolidated subsidiaries	(1,645)	(10,475)	(3,390)
The operating results of the Parent Company are shown			Net cash used in
below for the three years ended December 31:			investing activities	(1,877)	(9,846)	(3,498)

	2011	2010	2009	Financing activities
Dividends from subsidiaries	$ 1,750	$ 950	$ 4,200	Dividends paid	-	(119)	(1,098)
Interest income	9	31	4	Issuance of common stock
Interest expense	303	306	362	and exercise of options	2	11,247	-
Net interest and dividend income	1,456	675	3,842	Issuance of treasury stock	-	3	-
Other income	83	289	29	Net cash provided by (used in)
Processing / management fees	4,804	4,996	5,267	financing activities	2	11,131	(1,098)
Total income	6,343	5,960	9,138	Increase (decrease) in cash
Corporate expenses	590	535	733	and cash equivalents	(670)	1,340	(1,022)
Processing / management costs	4,933	5,111	5,342	Cash, beginning of year	1,602	262	1,284
Other expenses	5,523	5,646	6,075	Cash, end of year	$ 932	$ 1,602	$ 262
Income before income taxes and
distributions in excess of				The Parent Company financial statements include the
earnings of subsidiaries	820	314	3,063	following intercompany items: interest-bearing deposits on
Income tax benefit	340	175	395	the balance sheets; dividend income, interest income and
Income before distributions in				processing / management fees on the statements of income.
excess of earnings of subsidiaries	1,160	489	3,458	The investment in the nonconsolidated subsidiary on the
Distributions in excess of earnings				balance sheet represents a 50 percent interest in a limited
of subsidiaries	(3,332)	(4,478)	(2,529)	partnership which owns the headquarters building at
Net income (loss)	$(2,172)	$(3,989)	$ 929	25 Bull Street, Savannah, GA .